RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					12 Months Ended
	Feb. 23, 2024	Feb. 02, 2024	Nov. 09, 2021	Sep. 03, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Nov. 16, 2021
Related Party Transaction [Line Items]
Share price							$ 7.0265
Common stock par value (in Dollars per share)					$ 0.01	$ 0.01
Common stock, shares, outstanding					15,505,853	15,477,374
Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Sale of units (in Shares)					25,300,000
Gross proceeds					$ 25,000,000
Borrowings from sponsor					650,000
Balance due to affiliate					88,196	88,196
Amounts due to Sponsor in accrued expenses					$ 88,196	$ 88,196
Lamf Global Ventures Corp I [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Outstanding working capital promissory note	$ 738,196
Lamf Global Ventures Corp I [Member] | Forecast [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Outstanding working capital promissory note	738,196
Common Class B [Member] | Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001
Common stock, shares, outstanding					0	8,433,333
Common Class B [Member] | Lamf Global Ventures Corp I [Member] | Conversion Of Class B Commonstock To Class A Commonstock [Member]
Related Party Transaction [Line Items]
Ordinary shares were converted (in Shares)					8,433,333
Common Class A [Member] | Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001
Common stock, shares, outstanding					9,539,333	1,106,000
Common Class A [Member] | Lamf Global Ventures Corp I [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Related Party Transaction [Line Items]
Sponsor lock up period share (in Shares)					2,450,980
Common Class A [Member] | Lamf Global Ventures Corp I [Member] | Conversion Of Class B Commonstock To Class A Commonstock [Member]
Related Party Transaction [Line Items]
Ordinary shares were converted (in Shares)					8,433,333
Sponsor [Member] | Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Share price								$ 10.00
Amounts due to Sponsor in accrued expenses					$ 650,000
Advances	650,000
Sponsor [Member] | Lamf Global Ventures Corp I [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Borrowings from sponsor		$ 1,200,000
Sponsor [Member] | Lamf Global Ventures Corp I [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 10.00
Working capital loans					0	$ 0
Sponsor [Member] | Lamf Global Ventures Corp I [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Amounts due to Sponsor in accrued expenses					160,000	0
Administrative services cost					$ 240,000	$ 240,000
Sponsor [Member] | Lamf Global Ventures Corp I [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Borrowings from sponsor		$ 1,200,000
Sponsor [Member] | Lamf Global Ventures Corp I [Member] | Forecast [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Conversion of working capital loan		$ 1,200,000
Sponsor [Member] | Common Class B [Member] | Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Sponsor payment				$ 25,000
Share price				$ 0.003
Sale of units (in Shares)				7,666,667
Founder Shares [Member] | Common Class B [Member] | Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001
Founder [Member] | Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Common stock, shares, outstanding					8,433,333	8,433,333
Founder [Member] | Common Class B [Member] | Lamf Global Ventures Corp I [Member] | Share Capitalization [Member]
Related Party Transaction [Line Items]
Sale of units (in Shares)			766,666
Affiliate Of Sponsor [Member] | Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Balance due to affiliate					$ 88,196
Amounts due to Sponsor in accrued expenses					$ 650,000
Affiliate Of Sponsor [Member] | Lamf Global Ventures Corp I [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Payment of services per month			$ 20,000
Affiliate [Member] | Lamf Global Ventures Corp I [Member]
Related Party Transaction [Line Items]
Advances	$ 88,196